Discontinued Operations - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Percentage of shares agreed to sell			80.10%
Gain on sale of discontinued operations		$ 452,000
Gain on sale of discontinued operations, income taxes	0	0
Multicard US
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Proceed from divesture of business			1,200,000
Gain on sale of discontinued operations		$ 500,000